Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 03, 2013	Dec. 03, 2012	Nov. 18, 2014	Jan. 12, 2015
Subsequent Event [Line Items]
Nonvested restricted shares granted	125,000
Non Vested Restricted Stock Awards
Subsequent Event [Line Items]
Nonvested restricted shares granted		125,000	225,000
Subsequent Event
Subsequent Event [Line Items]
Share options granted				2,800,000
Share options granted to selected employees exercise, price				$ 3.74
Vesting period				4 years
Vesting schedule				25.00%
Dividends payable, date declared				Nov. 18, 2014
Dividends payable, amount per share				$ 0.20
Dividends payable, date of record				Jan. 06, 2015
Subsequent Event | Non Vested Restricted Stock Awards
Subsequent Event [Line Items]
Vesting period					4 years
Nonvested restricted shares granted					542,372
Subsequent Event | Non Vested Restricted Stock Awards | First anniversary
Subsequent Event [Line Items]
Vesting schedule					25.00%
Subsequent Event | Non Vested Restricted Stock Awards | Six substantially equal semi-annual installments
Subsequent Event [Line Items]
Vesting schedule					75.00%